NEWBUILDINGS - Summary of Rollforward of Newbuilding (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of Construction of Progress [Roll Forward]
Newbuildings, beginning of period	$ 47,991
Installments and other costs paid and payable	145,753
Transfer to Vessels and equipment	(193,878)
Capitalized borrowing costs	134
Newbuildings, end of period	0
Newbuildings	$ 0	$ 0	$ 0